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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.0%
Issuer	Shares	Value ($)
Consumer Discretionary 6.5%
Automobiles 0.5%
General Motors Co.	1,590,503	57,337,633
Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	675,500	109,586,365
Media 2.7%
Comcast Corp., Class A	6,657,600	246,264,624
Walt Disney Co. (The)	749,040	83,907,461
Total		330,172,085
Specialty Retail 2.4%
Home Depot, Inc. (The)	1,159,891	232,871,316
TJX Companies, Inc. (The)	547,373	60,194,609
Total		293,065,925
Total Consumer Discretionary		790,162,008
Consumer Staples 8.3%
Beverages 1.6%
PepsiCo, Inc.	1,688,840	189,166,968
Food & Staples Retailing 1.3%
Walmart, Inc.	1,659,268	159,057,430
Food Products 1.3%
Kellogg Co.	2,174,031	156,073,686
Household Products 1.4%
Kimberly-Clark Corp.	610,000	70,479,400
Procter & Gamble Co. (The)	1,260,000	104,517,000
Total		174,996,400
Tobacco 2.7%
Altria Group, Inc.	2,355,728	137,857,203
Philip Morris International, Inc.	2,483,006	193,401,337
Total		331,258,540
Total Consumer Staples		1,010,553,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.8%
Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.	1,761,861	208,710,054
ConocoPhillips	1,765,163	129,615,919
Exxon Mobil Corp.	2,960,906	237,375,834
Suncor Energy, Inc.	2,525,442	103,997,702
Valero Energy Corp.	1,199,110	141,351,087
Total		821,050,596
Total Energy		821,050,596
Financials 17.6%
Banks 10.3%
Bank of America Corp.	5,407,958	167,268,141
BB&T Corp.	2,809,017	145,113,818
JPMorgan Chase & Co.	4,020,000	460,611,600
PNC Financial Services Group, Inc. (The)	1,125,596	161,568,050
U.S. Bancorp	2,683,091	145,182,054
Wells Fargo & Co.	3,078,331	180,020,797
Total		1,259,764,460
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	2,264,551	118,096,335
BlackRock, Inc.	239,971	114,960,507
CME Group, Inc.	695,821	121,580,803
T. Rowe Price Group, Inc.	687,880	79,718,413
Total		434,356,058
Insurance 3.7%
Chubb Ltd.	1,430,034	193,397,798
Marsh & McLennan Companies, Inc.	2,192,000	185,508,960
Principal Financial Group, Inc.	1,260,729	69,579,634
Total		448,486,392
Total Financials		2,142,606,910
Health Care 11.8%
Biotechnology 0.5%
Gilead Sciences, Inc.	771,072	58,393,283
Health Care Equipment & Supplies 0.8%
Medtronic PLC	963,253	92,867,222
Columbia Dividend Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.5%
UnitedHealth Group, Inc.	242,744	65,167,054
Pharmaceuticals 10.0%
Bristol-Myers Squibb Co.	1,270,417	76,923,749
Eli Lilly & Co.	1,043,532	110,249,156
Johnson & Johnson	3,456,142	465,507,766
Merck & Co., Inc.	4,200,941	288,142,543
Pfizer, Inc.	6,716,157	278,854,839
Total		1,219,678,053
Total Health Care		1,436,105,612
Industrials 14.1%
Aerospace & Defense 4.7%
Boeing Co. (The)	334,000	114,491,860
General Dynamics Corp.	996,781	192,777,445
Lockheed Martin Corp.	807,062	258,590,736
Total		565,860,041
Commercial Services & Supplies 1.0%
Waste Management, Inc.	1,363,171	123,912,244
Industrial Conglomerates 3.4%
3M Co.	700,000	147,644,000
Honeywell International, Inc.	1,640,000	260,858,400
Total		408,502,400
Machinery 2.8%
Cummins, Inc.	478,236	67,813,865
Ingersoll-Rand PLC	1,012,064	102,511,962
Parker-Hannifin Corp.	522,500	91,751,000
Stanley Black & Decker, Inc.	588,000	82,631,640
Total		344,708,467
Road & Rail 2.2%
Union Pacific Corp.	1,775,693	267,454,880
Total Industrials		1,710,438,032
Information Technology 18.7%
Communications Equipment 2.9%
Cisco Systems, Inc.	7,506,279	358,574,948
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.6%
Accenture PLC, Class A	463,675	78,393,532
Automatic Data Processing, Inc.	848,196	124,472,763
International Business Machines Corp.	797,178	116,770,634
Total		319,636,929
Semiconductors & Semiconductor Equipment 5.1%
Broadcom, Inc.	389,485	85,308,899
Intel Corp.	5,181,955	250,962,081
KLA-Tencor Corp.	635,648	73,868,654
Texas Instruments, Inc.	1,847,953	207,709,917
Total		617,849,551
Software 4.2%
CA, Inc.	1,544,682	67,657,072
Microsoft Corp.	3,946,940	443,359,770
Total		511,016,842
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	2,066,556	470,410,142
Total Information Technology		2,277,488,412
Materials 2.6%
Chemicals 1.7%
DowDuPont, Inc.	1,771,338	124,223,934
LyondellBasell Industries NV, Class A	771,170	86,972,553
Total		211,196,487
Containers & Packaging 0.9%
Packaging Corp. of America	304,301	33,448,766
Sonoco Products Co.	1,340,362	75,113,886
Total		108,562,652
Total Materials		319,759,139
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Crown Castle International Corp.	535,362	61,047,329
Digital Realty Trust, Inc.	692,958	86,120,820
Public Storage	439,700	93,471,426
Total		240,639,575
Total Real Estate		240,639,575

2	Columbia Dividend Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	4,834,597	154,417,028
Total Telecommunication Services		154,417,028
Utilities 5.3%
Electric Utilities 2.7%
American Electric Power Co., Inc.	1,266,345	90,834,927
Eversource Energy	1,300,078	81,163,869
NextEra Energy, Inc.	525,000	89,302,500
Xcel Energy, Inc.	1,444,242	69,395,828
Total		330,697,124
Multi-Utilities 2.6%
Ameren Corp.	1,364,758	86,293,648
CMS Energy Corp.	1,605,000	79,030,200
Dominion Energy, Inc.	705,000	49,892,850
WEC Energy Group, Inc.	1,425,132	96,310,421
Total		311,527,119
Total Utilities		642,224,243
Total Common Stocks (Cost $7,037,655,591)		11,545,444,579

Exchange-Traded Funds 0.8%
	Shares	Value ($)
iShares Russell 1000 Value ETF	715,000	90,876,500
Total Exchange-Traded Funds (Cost $86,386,300)		90,876,500

Money Market Funds 3.8%

Columbia Short-Term Cash Fund, 2.058%(a),(b)	465,620,597	465,574,034
Total Money Market Funds (Cost $465,617,007)		465,574,034
Total Investments in Securities (Cost: $7,589,658,898)		12,101,895,113
Other Assets & Liabilities, Net		51,006,315
Net Assets		12,152,901,428

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	404,537,136	292,328,301	(231,244,840)	465,620,597	1,205	(54,246)	2,382,287	465,574,034
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia Dividend Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	790,162,008	—	—	—	790,162,008
Consumer Staples	1,010,553,024	—	—	—	1,010,553,024
Energy	821,050,596	—	—	—	821,050,596
Financials	2,142,606,910	—	—	—	2,142,606,910
Health Care	1,436,105,612	—	—	—	1,436,105,612
Industrials	1,710,438,032	—	—	—	1,710,438,032
Information Technology	2,277,488,412	—	—	—	2,277,488,412
Materials	319,759,139	—	—	—	319,759,139
Real Estate	240,639,575	—	—	—	240,639,575
4	Columbia Dividend Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	154,417,028	—	—	—	154,417,028
Utilities	642,224,243	—	—	—	642,224,243
Total Common Stocks	11,545,444,579	—	—	—	11,545,444,579
Exchange-Traded Funds	90,876,500	—	—	—	90,876,500
Money Market Funds	—	—	—	465,574,034	465,574,034
Total Investments in Securities	11,636,321,079	—	—	465,574,034	12,101,895,113
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Dividend Income Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.4%
Indiana Finance Authority(a),(b)
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (JPMorgan Chase Bank)
02/01/2037	1.490%	2,900,000	2,900,000
New York 0.9%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2013H-2 (JPMorgan Chase Bank)
01/01/2036	1.500%	3,525,000	3,525,000
Unlimited General Obligation Notes
Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.500%	1,650,000	1,650,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.500%	2,200,000	2,200,000
Total			7,375,000
Total Floating Rate Notes (Cost $10,275,000)			10,275,000

Municipal Bonds 99.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.4%
Industrial Development Authority of the County of Pima (The)(c)
Revenue Bonds
American Leadership Academy Project
Series 2017
06/15/2047	5.000%	4,150,000	4,186,603
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,275,780
02/15/2046	5.000%	1,500,000	1,577,955
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	230,000	244,219
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,665,354
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Pollution Control Corp.
Revenue Bonds
El Paso Electric Co. Project
Series 2009B
04/01/2040	7.250%	3,600,000	3,712,392
Surprise Municipal Property Corp.
Revenue Bonds
Series 2007
04/01/2032	4.900%	2,000,000	2,004,820
Tempe Industrial Development Authority(c)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2047	6.125%	1,400,000	1,547,000
Total			18,214,123
California 8.2%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,006,146
California Municipal Finance Authority(d)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2047	4.000%	1,000,000	1,000,760
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,835,000	275,250
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	1,250,000	1,381,425
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,587,075
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	2,750,000	2,875,730
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,252,990
Columbia High Yield Municipal Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,101,280
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,892,381
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	40,000	40,951
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	547,830
City of Santa Maria Water & Wastewater(f)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,469,894
City of Upland
Prerefunded 01/01/21 Certificate of Participation
San Antonio Community Hospital
Series 2011
01/01/2041	6.500%	5,000,000	5,553,750
Compton Unified School District(f)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	1,922,936
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program
Revenue Bonds
Series 2012A
12/01/2025	3.500%	3,760,000	3,845,803
Empire Union School District(f)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,556,292
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,844,250
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.250%	4,500,000	4,690,080
Series 2018A-2
06/01/2047	5.000%	4,500,000	4,621,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hesperia Public Financing Authority
Tax Allocation Bonds
Redevelopment & Housing Projects
Series 2007A (SGI)
09/01/2027	5.500%	5,430,000	5,444,010
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	7,004,650
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,000,275
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,287,010
Total			63,202,268
Colorado 3.2%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Series 2018
12/01/2048	5.125%	1,000,000	1,015,700
Colliers Hill Metropolitan District No. 2
Limited General Obligation Bonds
Senior Bonds
Series 2017A
12/01/2047	6.500%	4,380,000	4,429,757
Colorado Health Facilities Authority
Refunding Revenue Bonds
NCMC, Inc. Project
Series 2016
05/15/2032	4.000%	3,535,000	3,696,903
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	5,188,450
Colorado International Center Metropolitan District No. 14
Limited General Obligation Refunding Bonds
Series 2018
12/01/2046	5.875%	1,000,000	1,056,330
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,024,680
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,511,070

2	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,454,600
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,533,195
Total			24,910,685
Connecticut 1.0%
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,811,722
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	4,000,000	4,372,960
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,098,900
State of Connecticut(g)
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	551,740
Total			7,835,322
Delaware 0.2%
Centerline Equity Issuer Trust(c),(d)
Secured AMT
05/14/2004
05/15/2019	6.300%	1,000,000	1,028,600
City of Wilmington(d)
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/2028	6.250%	555,000	555,289
Total			1,583,889
District of Columbia 0.7%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	1,041,190
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority(d)
Revenue Bonds
Airport System
Series 2012A AMT
10/01/2024	5.000%	4,000,000	4,412,560
Total			5,453,750
Florida 8.6%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	2,000,000	2,099,200
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2028	6.250%	675,000	681,048
01/01/2043	6.375%	2,250,000	2,268,135
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,454,900
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2037	5.000%	1,725,000	1,936,175
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,186,750
County of Miami-Dade(f)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	3,738,700
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,662,345
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2016
10/01/2030	5.000%	1,310,000	1,511,792
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2044	6.000%	6,100,000	5,613,464

Columbia High Yield Municipal Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,084,877
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,875,587
Series 2012A
06/15/2043	6.125%	4,500,000	4,673,475
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,700,800
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	4,000,000	4,614,880
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	782,723
Orlando Health, Inc.
Series 2016A
10/01/2034	5.000%	2,000,000	2,230,160
Orange County Industrial Development Authority(c),(d),(e)
Revenue Bonds
VITAG Florida LLC Project
Series 2014 AMT
07/01/2036	0.000%	5,000,000	2,894,300
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,432,350
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2010A
04/01/2039	6.250%	2,000,000	2,040,120
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	5.250%	3,725,000	3,140,920
Westridge Community Development District(e)
Special Assessment Bonds
Series 2005
05/01/2037	0.000%	2,650,000	1,696,000
Total			66,318,701
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 2.4%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	4,500,000	4,761,495
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	3,000,000	3,061,860
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	9,100,000	6,221,306
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	386,357
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,938,410
Total			18,369,428
Hawaii 1.3%
State of Hawaii
Refunding Unlimited General Obligation Bonds
Series 2016FE
10/01/2027	5.000%	4,890,000	5,794,259
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2044	9.000%	2,375,000	2,577,255
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,800,000	1,889,370
Total			10,260,884
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	4,526,800

4	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 12.9%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,581,610
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,719,612
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,063,100
Series 2011A
12/01/2041	5.000%	1,110,000	1,122,476
Series 2012A
12/01/2042	5.000%	1,000,000	1,007,130
Series 2016B
12/01/2046	6.500%	1,500,000	1,713,360
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
ASSURED GUARANTY MUNICIPAL CORP
12/01/2035	5.000%	500,000	552,705
Chicago O’Hare International Airport(d)
Revenue Bonds
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	800,000	871,872
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,192,660
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2030	5.000%	1,000,000	1,153,540
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/2033	5.500%	1,000,000	1,079,520
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	5,000,000	5,047,650
Series 2009C
01/01/2040	5.000%	2,500,000	2,510,650
Series 2015A
01/01/2039	5.500%	500,000	534,015
Series 2017A
01/01/2038	6.000%	5,235,000	5,922,094
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2033	5.250%	1,000,000	1,056,390
01/01/2036	5.000%	4,500,000	4,672,035
Series 2007F
01/01/2042	5.500%	1,000,000	1,066,320
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,076,720
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	450,000	498,379
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	697,000	698,666
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	3,450,000	3,885,873
Prerefunded 08/15/19 Revenue Bonds
Provena Health
Series 2009A
08/15/2034	7.750%	40,000	42,242
Refunding Revenue Bonds
DePaul University
Series 2016A
10/01/2034	4.000%	1,500,000	1,541,670
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	1,190,000	1,247,620
Illinois Finance Authority(e)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/2037	0.000%	1,000,000	240,000
Illinois State Toll Highway Authority
Senior Revenue Bonds
Series 2016B
01/01/2037	5.000%	3,500,000	3,925,040
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,089,850

Columbia High Yield Municipal Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,750,000	3,993,150
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,456,934
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,793,761
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,024,200
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,548,650
Revenue Bonds
Series 2017
06/01/2027	5.000%	1,315,000	1,494,405
State of Illinois
Unlimited General Obligation Bonds
Series 2016
01/01/2041	5.000%	3,830,000	3,957,769
Series 2017A
12/01/2035	5.000%	1,345,000	1,410,838
12/01/2038	5.000%	3,000,000	3,130,620
Series 2018A
05/01/2032	5.000%	2,500,000	2,632,925
05/01/2041	5.000%	3,910,000	4,073,946
State of Illinois(g)
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,054,190
Village of Hillside
Tax Allocation Bonds
Senior Lien-Mannheim Redevelopment Project
Series 2008
01/01/2028	7.000%	5,240,000	5,348,573
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	604,000	605,063
Total			99,637,823
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.4%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,734,625
Iowa 1.0%
Iowa Finance Authority(h)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,138,019	2,242,077
Iowa Finance Authority(e)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	5,013
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	1,375,000	1,465,695
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,207,168
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2030	5.850%	900,000	932,553
Total			7,852,506
Kansas 1.2%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	5,138,820
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	4,570,000	4,532,206
Total			9,671,026
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,064,730

6	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,669,935
Total			2,734,665
Louisiana 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	5,000,000	5,437,850
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	29,445
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,097,480
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	2,075,000	2,300,988
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	4,615,000	5,092,699
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2040	6.500%	5,000,000	5,065,450
Total			19,023,912
Maryland 1.3%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	6,000,000	6,714,960
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2015
07/01/2034	5.000%	2,750,000	3,061,795
Total			9,776,755
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 2.5%
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	4,200,000	4,596,018
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,000,000	1,000,030
South Shore Hospital
Series 2016I
07/01/2036	4.000%	750,000	749,962
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,119,600
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,391,019	282,238
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	1,500,000	1,522,890
Series 2016J AMT
07/01/2033	3.500%	2,440,000	2,420,382
Series 2018B AMT
07/01/2034	3.625%	3,135,000	3,138,731
Revenue Bonds
Series 2012J AMT
07/01/2021	5.000%	3,000,000	3,220,020
Total			19,049,871
Michigan 3.1%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,489,496
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,548,491
Series 2011C
07/01/2041	5.000%	1,025,000	1,077,193

Columbia High Yield Municipal Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kalamazoo Hospital Finance Authority
Refunding Revenue Bonds
Bronson Healthcare Group
Series 2016
05/15/2036	4.000%	7,000,000	7,111,020
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	4,580,000	4,533,879
Series 2014H1
10/01/2022	5.000%	1,075,000	1,159,936
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	1,004,700
06/01/2048	6.000%	6,000,000	6,028,200
Total			23,952,915
Minnesota 2.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,461,010
07/01/2050	6.125%	1,500,000	1,472,040
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	2,001,480
City of Eveleth
Refunding Revenue Bonds
Arrowhead Senior Living Community
Series 2007
10/01/2027	5.200%	1,745,000	1,689,771
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	2,235,000	2,234,843
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,100,000	3,100,868
Minneapolis/St. Paul Housing Finance Board(d)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA) AMT
12/01/2038	5.000%	1,487	1,489
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,250,000	2,011,680
Total			15,973,181
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,256,445
Series 1992B
04/01/2022	6.700%	230,000	259,364
Total			2,515,809
Missouri 2.6%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2039	6.875%	5,000,000	5,032,000
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital
Series 2009
09/01/2034	6.750%	2,250,000	2,294,910
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2045	8.250%	4,500,000	4,972,455
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,756,905
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,144,750
Total			20,201,020
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,294,974

8	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 0.7%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,447,900
Nevada 1.8%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	495,882
City of Reno(c),(f)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	20,000,000	2,227,200
City of Sparks(c)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2028	6.750%	5,000,000	5,003,850
State of Nevada Department of Business & Industry(c),(d)
Revenue Bonds
Fulcrum Sierra Biofuels
Series 2017 AMT
12/15/2037	6.250%	2,000,000	2,165,060
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,594,122
Series 2018A
12/15/2048	5.000%	1,500,000	1,532,925
Total			14,019,039
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	6.125%	2,500,000	2,645,425
New Jersey 3.1%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/2021	5.000%	2,500,000	2,436,450
12/01/2024	5.000%	2,095,000	2,019,789
12/01/2025	5.000%	450,000	434,074
12/01/2028	5.000%	270,000	256,271
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2025	0.000%	2,750,000	28,875
01/01/2037	0.000%	6,450,000	67,725
New Jersey Building Authority
Prerefunded 06/15/26 Revenue Bonds
Series 2016A
06/15/2030	4.000%	400,000	443,352
New Jersey Economic Development Authority
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	536,900
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	1,012,560
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,500,000	1,585,335
Series 2015WW
06/15/2040	5.250%	375,000	405,105
New Jersey Economic Development Authority(d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/2043	5.125%	2,000,000	2,068,820
New Jersey Higher Education Student Assistance Authority(d)
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/2043	4.750%	5,000,000	5,203,950
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,345,000
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,856,085
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	600,000	648,216

Columbia High Yield Municipal Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	910,200
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,104,376
Total			24,363,096
New York 3.5%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,082,410
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	731,944
Taxable International Leadership
Series 2016
07/01/2021	5.000%	165,000	162,312
City of New York
Unlimited General Obligation Refunding Bonds
Series 2015C
08/01/2027	5.000%	4,000,000	4,601,200
Glen Cove Local Economic Assistance Corp.(f),(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,103,275
Jefferson County Industrial Development Agency(c),(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,620,000	1,544,638
Nassau County Tobacco Settlement Corp.(f)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	712,000
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2015FF
06/15/2027	5.000%	2,645,000	3,078,119
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2026	5.000%	4,000,000	4,202,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	1,000,000	1,010,830
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	5,000,000	4,991,450
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	120,000	124,943
Total			27,345,801
North Carolina 0.9%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	2,994,857	3,089,644
North Carolina Medical Care Commission
Refunding Revenue Bonds
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,462,153
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,101,710
Total			6,653,507
North Dakota 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,827,375
Ohio 2.0%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	6,000,000	6,037,980
County of Scioto
Refunding Revenue Bonds
Southern Ohio Medical Center
Series 2016
02/15/2034	5.000%	1,445,000	1,591,913
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	3,000,000	3,161,790

10	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Air Quality Development Authority(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2048	4.500%	500,000	516,180
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
12/31/2039	5.000%	4,100,000	4,498,725
Total			15,806,588
Oregon 1.5%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,064,450
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,324,795
Oregon State Business Development Commission(c),(d)
Refunding Revenue Bonds
Red Rock Biofuels LLC
Series 2018 AMT
04/01/2031	6.500%	2,000,000	1,999,740
04/01/2031	11.500%	1,000,000	1,092,030
State of Oregon Housing & Community Services Department(g)
Revenue Bonds
Single-Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,500,000	1,503,240
Warm Springs Reservation Confederated Tribe(i)
Revenue Bonds
Pelton Round Butte Tribal
Series 2009B
11/01/2033	6.375%	2,410,000	2,494,615
Total			11,478,870
Pennsylvania 6.9%
Allegheny County Higher Education Building Authority
Refunding Revenue Bonds
Duquesne University
Series 2016
03/01/2029	5.000%	1,030,000	1,170,945
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,393,679
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,495,725
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,200,000	3,879,584
Franklin County Industrial Development Authority(g)
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,945,714
Pennsylvania Economic Development Financing Authority(c)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	3,000,000	3,098,070
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,650,000	1,780,449
06/30/2042	5.000%	3,700,000	3,979,572
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,375,000	3,516,412
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University
Series 2011
10/01/2043	6.250%	2,000,000	2,174,260
Pennsylvania Housing Finance Agency(d)
Revenue Bonds
Series 2013-115A AMT
10/01/2033	4.200%	2,965,000	2,970,426
Pennsylvania Housing Finance Agency(g)
Revenue Bonds
Series 2018-127B
04/01/2042	3.950%	1,510,000	1,509,985
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/2044	5.000%	3,000,000	3,294,180
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/2028	5.000%	3,300,000	3,719,562

Columbia High Yield Municipal Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2049	5.000%	2,250,000	2,374,627
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,097,280
Philadelphia Gas Works Co.
Refunding Revenue Bonds
1998 General Ordinance
14th Series 2016
10/01/2037	4.000%	500,000	509,675
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,797,390
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,012,300
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2015
06/01/2025	5.000%	8,000,000	9,005,680
Total			53,725,515
Puerto Rico 1.2%
Commonwealth of Puerto Rico(e),(i)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	1,000,000	542,500
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2012A
07/01/2041	0.000%	2,000,000	1,075,000
Puerto Rico Electric Power Authority(e),(i)
Refunding Revenue Bonds
Series 2010ZZ
07/01/2025	0.000%	2,000,000	1,292,500
Revenue Bonds
Series 2013A
07/01/2043	0.000%	1,000,000	656,250
Puerto Rico Highways & Transportation Authority(e),(i)
Refunding Revenue Bonds
Series 2007N
07/01/2021	0.000%	760,000	174,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority(d),(i)
Revenue Bonds
Cogen Facilities AES Puerto Rico Project
Series 2000 AMT
06/01/2026	6.625%	5,820,000	5,587,200
Total			9,328,250
Rhode Island 0.6%
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2034	3.500%	2,250,000	2,249,910
Revenue Bonds
Series 2016A AMT
12/01/2027	3.125%	2,675,000	2,619,093
Total			4,869,003
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	768,082
05/01/2048	5.125%	1,500,000	1,540,800
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,253,760
Total			6,562,642
Tennessee 0.8%
Tennessee Housing Development Agency(g)
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	6,000,000	6,004,200
Texas 8.0%
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	5,000,000	5,264,900
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Subordinated Revenue Bonds
Lien
Series 2011
01/01/2041	6.750%	5,000,000	5,540,950
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2015B
08/15/2037	5.000%	3,000,000	3,298,680

12	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities - United Airlines
Series 2011A AMT
07/15/2038	6.625%	4,000,000	4,357,800
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	5,500,000	5,661,315
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2040	4.000%	1,825,000	1,788,865
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,270,680
Mission Economic Development Corp.(d)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	4,710,000	4,714,098
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	2,300,000	2,429,306
Collegiate Housing Island Campus
Series 2017
04/01/2037	5.000%	1,000,000	1,087,070
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	885,980
Series 2015A
07/01/2047	5.000%	1,000,000	883,940
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	2,085,000	2,096,530
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
Legacy Midtown Park Project
Series 2018A
07/01/2054	5.500%	2,500,000	2,472,750
Pharr Higher Education Finance Authority
Prerefunded 08/15/19 Revenue Bonds
IDEA Public Schools
Series 2009
08/15/2039	6.500%	530,000	553,267
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	998,470
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,307,980
Sanger Industrial Development Corp.(c),(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	4,950,000	1,485,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2052	6.750%	3,500,000	3,870,090
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,209,560
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,765,971
Total			61,943,202
Utah 0.3%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2037	5.000%	2,000,000	2,248,540
Virgin Islands, U.S. 0.4%
Virgin Islands Public Finance Authority(i)
Revenue Bonds
Matching Fund Loan Notes
Series 2012A
10/01/2022	4.000%	900,000	900,000
Virgin Islands Water & Power Authority - Electric System(i)
Refunding Revenue Bonds
Series 2012A
07/01/2021	4.000%	2,150,000	2,074,750
Total			2,974,750

Columbia High Yield Municipal Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 2.3%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,490,079
City of Chesapeake Expressway Toll Road(f)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	6,485,137
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,270,092
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,699,425
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	5,000,050
Total			17,944,783
Washington 3.2%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	2,150,000	2,195,429
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,223,037
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,252,038
12/01/2045	6.250%	2,500,000	2,514,125
Port of Seattle Industrial Development Corp.(d)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc.
Series 2012 AMT
04/01/2030	5.000%	2,500,000	2,709,850
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,710,000	1,712,839
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2051	5.000%	2,150,000	2,214,371
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,414,150
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	3,600,000	3,888,504
Total			25,124,343
Wisconsin 1.5%
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,069,840
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	630,000	613,677
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,486,990
Senior Revenue Bonds
Maryland Proton Treatment Center
Series 2018
01/01/2048	6.375%	1,500,000	1,519,275
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015A
12/01/2050	5.150%	3,220,000	3,345,838
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	913,914
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	781,762
Total			11,731,296
Total Municipal Bonds (Cost $751,351,785)			769,139,057

14	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Municipal Preferred Stocks 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.2%
Munimae TE Bond Subsidiary LLC(c),(d)
AMT
06/30/2049	5.800%	1,000,000	1,047,350
Total Municipal Preferred Stocks (Cost $1,000,000)			1,047,350

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.40%(j)	253,326	253,326
Total Money Market Funds (Cost $253,326)		253,326
Total Investments in Securities (Cost $762,880,111)		780,714,733
Other Assets & Liabilities, Net		(6,741,794)
Net Assets		$773,972,939
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2018, the total value of these securities amounted to $83,323,693, which represents 10.77% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2018, the total value of these securities amounted to $10,433,226, which represents 1.35% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2018.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2018, the total value of these securities amounted to $14,797,615, which represents 1.91% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
SGI	Syncora Guarantee, Inc.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Municipal Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	10,275,000	—	10,275,000
Municipal Bonds	—	769,139,057	—	769,139,057
Municipal Preferred Stocks	—	1,047,350	—	1,047,350
Money Market Funds	253,326	—	—	253,326
Total Investments in Securities	253,326	780,461,407	—	780,714,733
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
16	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a),(b)	14,492,913	78,986,378
Total Alternative Strategies Funds (Cost $85,159,340)		78,986,378

Common Stocks 2.1%
Issuer	Shares	Value ($)
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Alexandria Real Estate Equities, Inc.	23,253	2,984,523
American Homes 4 Rent, Class A	134,091	3,110,911
American Tower Corp.	4,732	705,636
AvalonBay Communities, Inc.	13,686	2,508,507
Coresite Realty Corp.	12,877	1,499,784
Corporate Office Properties Trust	51,316	1,579,506
Crown Castle International Corp.	9,564	1,090,583
CubeSmart	52,708	1,610,229
DDR Corp.	65,402	914,974
Digital Realty Trust, Inc.	38,274	4,756,693
Duke Realty Corp.	53,252	1,517,149
Equinix, Inc.	5,166	2,253,048
Equity LifeStyle Properties, Inc.	38,627	3,742,184
Equity Residential	18,912	1,281,288
Essex Property Trust, Inc.	13,435	3,308,772
Extra Space Storage, Inc.	16,602	1,530,870
Farmland Partners, Inc.	21,383	150,964
First Industrial Realty Trust, Inc.	61,739	2,004,048
Four Corners Property Trust, Inc.	54,047	1,456,026
Getty Realty Corp.	13,641	397,090
Healthcare Trust of America, Inc., Class A	48,502	1,385,702
Highwoods Properties, Inc.	46,881	2,331,861
Host Hotels & Resorts, Inc.	88,975	1,915,632
Invitation Homes, Inc.	128,382	3,000,287
Mack-Cali Realty Corp.	75,113	1,640,468
MedEquities Realty Trust, Inc.	61,719	661,011
Outfront Media, Inc.	21,150	420,251
Pebblebrook Hotel Trust	20,484	790,887
ProLogis, Inc.	46,218	3,104,925
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail Value, Inc.(b)	6,546	233,823
Simon Property Group, Inc.	30,568	5,594,861
SL Green Realty Corp.	32,258	3,367,735
Sun Communities, Inc.	13,901	1,434,305
Sunstone Hotel Investors, Inc.	61,640	1,034,319
Ventas, Inc.	33,134	1,983,733
Total		67,302,585
Total Real Estate		67,302,585
Total Common Stocks (Cost $62,869,495)		67,302,585

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares MSCI Canada ETF	329,845	9,499,536
Total Exchange-Traded Funds (Cost $9,486,342)		9,499,536

Foreign Government Obligations(c),(d) 18.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 2.6%
Republic of Austria Government Bond(e)
11/22/2022	3.400%	EUR	36,051,000	48,341,353
10/20/2023	1.750%	EUR	18,772,000	23,856,581
03/15/2037	4.150%	EUR	4,922,000	8,694,428
Total				80,892,362
Belgium 1.8%
Kingdom of Belgium Government Bond(e)
06/22/2024	2.600%	EUR	15,970,000	21,240,156
06/22/2027	0.800%	EUR	16,523,000	19,555,576
03/28/2041	4.250%	EUR	9,065,000	16,150,995
Total				56,946,727
France 0.8%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	8,232,464	13,291,131
05/25/2048	2.000%	EUR	7,670,000	9,785,724
Total				23,076,855
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2018 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 1.5%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2028	4.750%	EUR	20,620,000	26,827,287
09/01/2046	3.250%	EUR	8,274,000	8,868,318
03/01/2047	2.700%	EUR	12,208,000	11,835,799
Total				47,531,404
Japan 3.3%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	1,739,150,000	15,668,566
Japan Government 20-Year Bond
06/20/2032	1.500%	JPY	23,300,000	243,358
09/20/2037	0.600%	JPY	1,451,000,000	13,103,897
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,434,681
03/20/2047	0.800%	JPY	1,409,900,000	12,659,724
06/20/2047	0.800%	JPY	337,300,000	3,028,636
09/20/2047	0.800%	JPY	1,565,000,000	14,019,899
03/20/2048	0.800%	JPY	2,659,800,000	23,744,849
06/20/2048	0.700%	JPY	1,916,000,000	16,648,904
Total				102,552,514
Mexico 0.3%
Mexican Bonos
06/10/2021	6.500%	MXN	201,310,000	10,178,924
Netherlands 1.2%
Netherlands Government Bond(e)
07/15/2027	0.750%	EUR	31,548,000	37,925,844
New Zealand 1.1%
New Zealand Government Bond(e)
04/15/2027	4.500%	NZD	19,059,000	14,685,278
04/14/2033	3.500%	NZD	14,959,000	10,824,966
New Zealand Government Bond
04/20/2029	3.000%	NZD	14,614,000	10,080,363
Total				35,590,607
Norway 1.9%
Norway Government Bond(e)
05/24/2023	2.000%	NOK	178,800,000	21,924,931
03/14/2024	3.000%	NOK	125,000,000	16,117,661
02/17/2027	1.750%	NOK	177,450,000	21,261,901
Total				59,304,493
Poland 0.0%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	4,247,000	1,099,710
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Portugal 0.0%
Portugal Obrigacoes do Tesouro OT(e)
10/15/2025	2.875%	EUR	425,000	542,550
South Africa 1.1%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	467,000,000	34,555,362
Spain 2.4%
Spain Government Bond(e)
01/31/2022	5.850%	EUR	8,716,000	12,115,780
10/31/2024	2.750%	EUR	28,254,000	36,798,822
07/30/2040	4.900%	EUR	15,660,000	26,391,104
Total				75,305,706
United Kingdom 0.1%
United Kingdom Gilt(e)
01/22/2045	3.500%	GBP	832,133	1,464,746
Total Foreign Government Obligations (Cost $582,761,041)				566,967,804

Inflation-Indexed Bonds(c) 17.3%

Australia 0.2%
Australia Government Bond(e)
08/21/2035	2.000%	AUD	9,064,648	7,704,105
France 1.8%
France Government Bond OAT(e)
07/25/2032	3.150%	EUR	8,628,144	15,540,548
French Republic Government Bond OAT(e)
07/25/2024	0.250%	EUR	19,848,381	25,256,880
07/25/2040	1.800%	EUR	8,167,913	14,193,407
Total				54,990,835
Germany 0.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/2030	0.500%	EUR	7,857,342	10,787,438
Deutsche Bundesrepublik Inflation-Linked Bond(e)
04/15/2023	0.100%	EUR	11,281,247	14,085,545
04/15/2046	0.100%	EUR	3,310,028	4,767,887
Total				29,640,870
Italy 1.0%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	16,053,634	20,201,731
09/15/2041	2.550%	EUR	8,421,598	10,063,674
Total				30,265,405

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2018 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 1.2%
Japanese Government CPI-Linked Bond
03/10/2025	0.100%	JPY	918,292,000	8,620,192
03/10/2026	0.100%	JPY	795,155,040	7,485,722
03/10/2027	0.100%	JPY	2,221,788,708	20,966,359
Total				37,072,273
New Zealand 0.9%
New Zealand Government Inflation-Linked Bond(e)
09/20/2025	2.000%	NZD	38,456,515	26,996,258
Spain 0.6%
Spain Government Inflation-Linked Bond(e)
11/30/2024	1.800%	EUR	9,842,824	13,189,292
11/30/2030	1.000%	EUR	4,597,698	5,803,324
Total				18,992,616
United Kingdom 5.5%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2024	0.125%	GBP	8,195,044	11,875,062
03/22/2029	0.125%	GBP	18,341,644	28,694,224
03/22/2034	0.750%	GBP	15,453,637	28,397,307
11/22/2037	1.125%	GBP	9,721,444	20,299,677
03/22/2044	0.125%	GBP	9,693,940	19,137,381
03/22/2052	0.250%	GBP	16,365,210	37,873,704
11/22/2056	0.125%	GBP	5,569,244	13,427,739
11/22/2065	0.125%	GBP	4,629,119	13,090,343
Total				172,795,437
United States 5.2%
U.S. Treasury Inflation-Indexed Bond
01/15/2021	1.125%		6,129,473	6,181,306
01/15/2022	0.125%		22,518,617	22,051,131
01/15/2024	0.625%		24,154,609	24,027,299
01/15/2025	0.250%		20,555,612	19,931,212
07/15/2027	0.375%		29,838,746	28,909,393
01/15/2028	0.500%		28,277,334	27,524,215
02/15/2042	0.750%		11,436,273	11,087,666
02/15/2043	0.625%		10,439,686	9,817,187
02/15/2045	0.750%		8,128,480	7,840,987
02/15/2048	1.000%		7,113,237	7,296,955
Total				164,667,351
Total Inflation-Indexed Bonds (Cost $549,322,976)				543,125,150

Residential Mortgage-Backed Securities - Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f)
09/18/2033	2.500%	20,744,328	20,163,118
09/13/2048	3.000%	24,000,000	23,227,032
09/13/2048	3.500%	30,750,000	30,581,235
09/13/2048	4.000%	21,100,000	21,484,942
09/13/2048	4.500%	8,300,000	8,618,927
09/13/2048	5.000%	4,675,000	4,943,504
Government National Mortgage Association(f)
09/20/2048	3.500%	42,628,000	42,734,078
Total Residential Mortgage-Backed Securities - Agency (Cost $151,301,665)			151,752,836

U.S. Treasury Obligations 11.4%

U.S. Treasury
11/30/2024	2.125%	63,580,000	61,178,654
08/15/2027	2.250%	70,580,000	67,246,997
11/15/2027	2.250%	76,677,000	72,960,003
02/15/2028	2.750%	78,832,000	78,129,121
05/15/2028	2.875%	76,501,000	76,597,955
Total U.S. Treasury Obligations (Cost $361,506,631)			356,112,730

Money Market Funds 47.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(a),(g)	1,474,913,238	1,474,765,747
Total Money Market Funds (Cost $1,474,832,330)		1,474,765,747
Total Investments in Securities (Cost: $3,277,239,820)		3,248,512,766
Other Assets & Liabilities, Net		(109,624,907)
Net Assets		3,138,887,859

At August 31, 2018, securities and/or cash totaling $45,682,199 were pledged as collateral.
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,874,218,000 JPY	198,162,089 USD	HSBC	09/20/2018	1,084,594	—
198,958,000 MXN	10,457,102 USD	HSBC	09/20/2018	68,404	—
506,027,000 NOK	60,794,321 USD	HSBC	09/20/2018	417,465	—
93,362,000 NZD	61,709,948 USD	HSBC	09/20/2018	—	(57,894)
3,374,000 PLN	902,578 USD	HSBC	09/20/2018	—	(7,904)
24,554,000 SEK	2,705,072 USD	HSBC	09/20/2018	17,037	—
1,692,000 SGD	1,235,131 USD	HSBC	09/20/2018	2,138	—
28,095,403 USD	42,506,000 NZD	HSBC	09/20/2018	26,358	—
60,593 USD	550,000 SEK	HSBC	09/20/2018	—	(382)
20,678,000 AUD	15,089,853 USD	Morgan Stanley	09/20/2018	224,748	—
12,884,000 CAD	9,819,598 USD	Morgan Stanley	09/20/2018	—	(56,038)
67,614,000 CHF	68,193,646 USD	Morgan Stanley	09/20/2018	—	(1,655,282)
10,900,000 DKK	1,671,607 USD	Morgan Stanley	09/20/2018	—	(27,648)
461,557,300 EUR	527,647,920 USD	Morgan Stanley	09/20/2018	—	(8,702,396)
153,053,097 GBP	195,572,013 USD	Morgan Stanley	09/20/2018	—	(2,974,630)
28,926,719 USD	39,639,000 AUD	Morgan Stanley	09/20/2018	—	(430,835)
523,857,000 ZAR	37,102,982 USD	Morgan Stanley	09/20/2018	1,527,950	—
Total				3,368,694	(13,913,009)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	288	09/2018	AUD	37,610,591	712,346	—
Euro-BTP	160	12/2018	EUR	19,730,642	—	(89,601)
Euro-Bund	352	12/2018	EUR	56,757,142	417,835	—
Euro-Buxl 30-Year	19	12/2018	EUR	3,396,578	61,983	—
Euro-OAT	171	12/2018	EUR	26,790,909	143,308	—
FTSE 100 Index	781	09/2018	GBP	57,981,440	—	(1,832,522)
Japanese 10-Year Government Bond	69	09/2018	JPY	10,396,307,366	—	(310,921)
Long Gilt	281	12/2018	GBP	35,055,641	—	(88,875)
MSCI EAFE Index	990	09/2018	USD	96,960,600	—	(2,713,147)
MSCI Emerging Markets Index	374	09/2018	USD	19,726,630	—	(1,430,987)
S&P 500 E-mini	2,431	09/2018	USD	352,750,255	15,567,008	—
U.S. Long Bond	97	12/2018	USD	14,073,164	—	(15,355)
U.S. Treasury 10-Year Note	1,508	12/2018	USD	182,116,244	55,890	—
U.S. Treasury 2-Year Note	27	12/2018	USD	5,730,368	2,905	—
U.S. Treasury 5-Year Note	94	12/2018	USD	10,672,520	9,378	—
U.S. Treasury Ultra 10-Year Note	1,233	12/2018	USD	159,436,246	—	(21,732)
U.S. Ultra Bond	68	12/2018	USD	10,867,651	—	(26,705)
Total					16,970,653	(6,529,845)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(432)	12/2018	CAD	(58,381,836)	—	(110,486)
EURO STOXX 50	(1,906)	09/2018	EUR	(64,594,340)	1,117,269	—
Total					1,117,269	(110,486)

4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2018 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 29	Citi	06/20/2023	1.000	Quarterly	2.354	USD	63,000,000	(3,597,066)	127,750	—	(1,122,013)	—	(2,347,303)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.311	USD	116,585,000	2,291,884	—	—	2,291,884	—
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.603	USD	61,520,000	315,343	—	—	315,343	—
Total								2,607,227	—	—	2,607,227	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	72,539,944	681,431	(58,728,462)	14,492,913	3,565	(31,106,643)	—	78,986,378
Columbia Short-Term Cash Fund, 2.058%
	1,364,858,194	1,087,566,516	(977,511,472)	1,474,913,238	3,591,691	(129,369)	6,347,111	1,474,765,747
Total					3,595,256	(31,236,012)	6,347,111	1,553,752,125

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2018, the total value of these securities amounted to $749,886,457, which represents 23.89% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2018.
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	78,986,378	—	—	—	78,986,378
Common Stocks
Real Estate	67,302,585	—	—	—	67,302,585
Exchange-Traded Funds	9,499,536	—	—	—	9,499,536
Foreign Government Obligations	—	566,967,804	—	—	566,967,804
Inflation-Indexed Bonds	—	543,125,150	—	—	543,125,150
Residential Mortgage-Backed Securities - Agency	—	151,752,836	—	—	151,752,836
U.S. Treasury Obligations	356,112,730	—	—	—	356,112,730
Money Market Funds	—	—	—	1,474,765,747	1,474,765,747
Total Investments in Securities	511,901,229	1,261,845,790	—	1,474,765,747	3,248,512,766
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,368,694	—	—	3,368,694
Futures Contracts	18,087,922	—	—	—	18,087,922
Swap Contracts	—	2,607,227	—	—	2,607,227
Liability
Forward Foreign Currency Exchange Contracts	—	(13,913,009)	—	—	(13,913,009)
Futures Contracts	(6,640,331)	—	—	—	(6,640,331)
Swap Contracts	—	(2,347,303)	—	—	(2,347,303)
Total	523,348,820	1,251,561,399	—	1,474,765,747	3,249,675,966
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Money Market Funds 98.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(a),(b)	774,473,568	774,396,120
Total Money Market Funds (Cost $774,445,876)		774,396,120
Total Investments in Securities (Cost: $774,445,876)		774,396,120
Other Assets & Liabilities, Net		9,330,032
Net Assets		783,726,152
At August 31, 2018, securities and/or cash totaling $17,672,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
287,474,000 JPY	2,603,636 USD	HSBC	09/20/2018	13,617	—
7,458,960 USD	141,915,000 MXN	HSBC	09/20/2018	—	(48,792)
3,662,214 USD	33,242,000 SEK	HSBC	09/20/2018	—	(23,065)
27,832,000 CAD	21,212,283 USD	Morgan Stanley	09/20/2018	—	(121,052)
2,251,000 EUR	2,572,916 USD	Morgan Stanley	09/20/2018	—	(42,848)
131,976,000 SEK	14,486,937 USD	Morgan Stanley	09/20/2018	38,939	—
284,830,000 TRY	40,602,994 USD	Morgan Stanley	09/20/2018	—	(2,387,546)
25,593,932 USD	35,072,000 AUD	Morgan Stanley	09/20/2018	—	(381,196)
63,397,882 USD	62,859,000 CHF	Morgan Stanley	09/20/2018	1,538,873	—
3,603,410 USD	2,820,000 GBP	Morgan Stanley	09/20/2018	54,808	—
5,530,658 USD	80,819,510,000 IDR	Morgan Stanley	09/20/2018	—	(106,619)
1,817,762 USD	15,185,000 NOK	Morgan Stanley	09/20/2018	—	(5,956)
7,084,284 USD	100,023,000 ZAR	Morgan Stanley	09/20/2018	—	(291,740)
Total				1,646,237	(3,408,814)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	96,279,805	1,617,194 ††	(29,018)	—	—	1,588,176	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	23,060,379	387,341 ††	(6,950)	—	—	380,391	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	82,453,606	385,635 ††	(37,104)	—	—	348,531	—
Columbia Alternative Beta Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	81,155,150	379,563 ††	(36,520)	—	—	343,043	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	12,384,161	208,014 ††	(3,612)	—	—	204,402	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	12,011,138	201,749 ††	(3,503)	—	—	198,246	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	6,151,267	127,242 ††	(1,794)	—	—	125,448	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	6,765,761	113,643 ††	(1,973)	—	—	111,670	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	139,437,583	180,466 ††	(69,719)	—	—	110,747	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	4,800,166	85,841 ††	(1,310)	—	—	84,531	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	2,605,923	43,771 ††	(760)	—	—	43,011	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	2,599,636	43,665 ††	(758)	—	—	42,907	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	2,330,347	39,143 ††	(680)	—	—	38,463	—
2	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	6,881,376	28,973 ††	(2,772)	—	—	26,201	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	5,981,899	27,978 ††	(2,692)	—	—	25,286	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	30,550,703	39,540 ††	(15,275)	3,563	—	20,702	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	7,880,842	24,525 ††	(3,940)	2,364	—	18,221	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	1,024,766	17,213 ††	(299)	—	—	16,914	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	23,444,045	30,343 ††	(11,722)	2,131	—	16,490	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	991,236	16,650 ††	(289)	—	—	16,361	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	985,997	16,562 ††	(288)	—	—	16,274	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	6,402,701	17,175 ††	(2,995)	1,953	—	12,227	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	1,727,369	8,079 ††	(777)	—	—	7,302	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	1,121,901	5,247 ††	(505)	—	—	4,742	—
Columbia Alternative Beta Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	395,076	1,848 ††	(178)	—	—	1,670	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	1,948,532	2,521 ††	(974)	184	—	1,363	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	1,678,792	2,172 ††	(867)	165	—	1,140	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	1,814,974	2,348 ††	(907)	328	—	1,113	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	1,481,997	1,918 ††	(741)	238	—	939	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	1,203,073	1,558 ††	(602)	247	—	709	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	262,918	340 ††	(131)	37	—	172	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	338,027	(514) ††	(42)	—	—	—	(556)
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	3,395,499	760 ††	(1,429)	—	—	—	(669)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	641,885	(818) ††	(276)	—	—	—	(1,094)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	1,342,167	(2,040) ††	(168)	—	—	—	(2,208)
4	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	1,384,718	(2,105) ††	(173)	—	—	—	(2,278)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	1,963,341	(2,985) ††	(245)	—	—	—	(3,230)
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	6,326,121	(4,214) ††	(2,847)	—	—	—	(7,061)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	2,717,823	(12,357) ††	(318)	—	—	—	(12,675)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	8,753,115	(11,144) ††	(3,769)	—	—	—	(14,913)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	3,426,808	(16,337) ††	(428)	—	—	—	(16,765)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	10,209,196	(12,998) ††	(4,396)	—	—	—	(17,394)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	14,933,443	(22,703) ††	(1,867)	—	—	—	(24,570)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	14,592,052	(18,579) ††	(6,080)	—	—	—	(24,659)
Columbia Alternative Beta Fund | Quarterly Report 2018	5

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	16,488,988	(20,995) ††	(7,099)	—	—	—	(28,094)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	35,459,247	(53,910) ††	(4,432)	—	—	—	(58,342)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	52,507,606	(66,855) ††	(22,607)	—	—	—	(89,462)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	59,951,302	(91,145) ††	(7,494)	—	—	—	(98,639)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	10,486,682	18,501 ††	(2,534)	—	—	15,967	—
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	12,090,159	5,719 ††	(3,123)	—	—	2,596	—
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	802,082	(526) ††	(207)	—	—	—	(733)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	830,529	(544) ††	(215)	—	—	—	(759)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	1,117,592	(974) ††	(260)	—	—	—	(1,234)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	1,388,093	(1,210) ††	(323)	—	—	—	(1,533)
6	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	1,802,968	(1,182) ††	(466)	—	—	—	(1,648)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	1,591,773	(1,388) ††	(370)	—	—	—	(1,758)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	2,107,059	(1,383) ††	(544)	—	—	—	(1,927)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	2,295,758	(2,001) ††	(534)	—	—	—	(2,535)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	2,690,814	(2,345) ††	(626)	—	—	—	(2,971)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	5,084,212	(3,336) ††	(1,313)	—	—	—	(4,649)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	5,352,009	(3,511) ††	(1,383)	—	—	—	(4,894)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	6,105,698	(4,006) ††	(1,577)	—	—	—	(5,583)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	10,297,671	(4,136) ††	(2,240)	—	—	—	(6,376)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	8,571,781	(5,623) ††	(2,214)	—	—	—	(7,837)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	9,302,908	(6,103) ††	(2,403)	—	—	—	(8,506)
Columbia Alternative Beta Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	10,409,735	(6,829) ††	(2,689)	—	—	—	(9,518)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	12,396,006	(8,057) ††	(2,882)	—	—	—	(10,939)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	10,688,675	(9,317) ††	(2,485)	—	—	—	(11,802)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	66,806,592	(43,826) ††	(17,258)	—	—	—	(61,084)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	76,616,368	(66,784) ††	(17,813)	—	—	—	(84,597)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	233,241,047	(153,007) ††	(60,254)	—	—	—	(213,261)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	253,618,941	(221,070) ††	(58,966)	—	—	—	(280,036)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	222,997,275	1,643,624 ††	—	—	—	1,643,624	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	58,135,490	428,494 ††	—	—	—	428,494	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	20,410,817	150,440 ††	—	—	—	150,440	—
8	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	8,857,643	65,286 ††	—	—	—	65,286	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	12,074,245	61,895 ††	—	—	—	61,895	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	7,809,044	57,557 ††	—	—	—	57,557	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	11,003,905	52,439 ††	—	—	—	52,439	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	5,551,007	40,914 ††	—	—	—	40,914	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	5,137,034	37,863 ††	—	—	—	37,863	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	4,875,388	35,935 ††	—	—	—	35,935	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	3,331,277	24,554 ††	—	—	—	24,554	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,285,142	16,843 ††	—	—	—	16,843	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,064,715	15,218 ††	—	—	—	15,218	—
Columbia Alternative Beta Fund | Quarterly Report 2018	9

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,047,466	15,091 ††	—	—	—	15,091	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,978,694	14,584 ††	—	—	—	14,584	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,976,006	14,564 ††	—	—	—	14,564	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,051,734	7,752 ††	—	—	—	7,752	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	287,407	2,118 ††	—	—	—	2,118	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	293,071	(23,686) ††	—	—	—	—	(23,686)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,605,612	(129,767) ††	—	—	—	—	(129,767)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,982,462	(160,224) ††	—	—	—	—	(160,224)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,070,320	(167,325) ††	—	—	—	—	(167,325)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,942,943	(237,851) ††	—	—	—	—	(237,851)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	3,284,462	(251,438) ††	—	—	—	—	(251,438)
10	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	3,359,329	(271,504) ††	—	—	—	—	(271,504)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	3,837,216	(310,127) ††	—	—	—	—	(310,127)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	4,512,130	(364,939) ††	—	—	—	—	(364,939)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	19,020,716	(1,537,272) ††	—	—	—	—	(1,537,272)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	19,326,652	(1,561,998) ††	—	—	—	—	(1,561,998)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	350,874,856	3,274,751 ††	(32,164)	—	—	3,242,587	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	110,664,056	2,343,395 ††	(20,288)	—	—	2,323,107	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	361,894,337	1,156,488 ††	—	—	—	1,156,488	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	36,760,884	778,439 ††	(6,739)	—	—	771,700	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	131,591,271	420,520 ††	—	—	—	420,520	—
Columbia Alternative Beta Fund | Quarterly Report 2018	11

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	8,109,031	171,715 ††	(1,487)	—	—	170,228	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	6,729,714	122,096 ††	(1,234)	—	—	120,862	—
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	11,799,335	118,287 ††	(1,082)	—	—	117,205	—
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	10,413,130	96,415 ††	(893)	—	—	95,522	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	4,388,003	92,919 ††	(804)	—	—	92,115	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	227,980,496	81,943 ††	3,800	—	—	85,743	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	20,008,143	73,794 ††	—	—	—	73,794	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	14,224,422	71,685 ††	(1,185)	—	—	70,500	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,960,158	62,684 ††	(543)	—	—	62,141	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	16,206,493	58,165 ††	—	—	—	58,165	—
12	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	4,530,959	56,463 ††	(777)	—	—	55,686	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,471,819	52,343 ††	(453)	—	—	51,890	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	15,659,789	50,043 ††	—	—	—	50,043	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,362,242	50,022 ††	(433)	—	—	49,589	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,236,810	47,366 ††	(410)	—	—	46,956	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,112,259	44,728 ††	(387)	—	—	44,341	—
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	14,316,210	34,576 ††	(1,193)	—	—	33,383	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	6,328,219	31,892 ††	(527)	—	—	31,365	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	9,417,267	30,094 ††	—	—	—	30,094	—
Columbia Alternative Beta Fund | Quarterly Report 2018	13

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	9,384,377	29,989 ††	—	—	—	29,989	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	5,827,747	29,370 ††	(486)	—	—	28,884	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	6,826,952	21,817 ††	—	—	—	21,817	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	5,828,209	18,625 ††	—	—	—	18,625	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	40,525,730	14,567 ††	675	—	—	15,242	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	3,997,602	12,775 ††	—	—	—	12,775	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	3,704,122	11,837 ††	—	—	—	11,837	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	558,806	11,833 ††	(102)	—	—	11,731	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	3,165,232	10,115 ††	—	—	—	10,115	—
14	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	2,394,594	7,652 ††	—	—	—	7,652	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	2,217,090	7,085 ††	—	—	—	7,085	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	2,014,082	6,436 ††	—	—	—	6,436	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	238,532	5,051 ††	(44)	—	—	5,007	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	1,486,932	4,752 ††	—	—	—	4,752	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,690,057	3,123 ††	145	—	—	3,268	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,526,524	3,065 ††	142	—	—	3,207	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,041,382	2,890 ††	134	—	—	3,024	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,103,264	2,903 ††	(86)	—	—	2,817	—
Columbia Alternative Beta Fund | Quarterly Report 2018	15

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	597,080	1,908 ††	—	—	—	1,908	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	2,200,140	790 ††	37	—	—	827	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	1,993,218	717 ††	33	—	—	750	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	1,765,110	635 ††	29	—	—	664	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	191,066	611 ††	—	—	—	611	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	1,478,770	531 ††	25	—	—	556	—
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	999,103	576 ††	(83)	—	—	493	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	883,380	317 ††	15	—	—	332	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	185,734	67 ††	3	—	—	70	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	126,309	(1,140) ††	(11)	—	—	—	(1,151)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	489,161	(4,416) ††	(41)	—	—	—	(4,457)
16	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	963,119	(7,885) ††	(80)	—	—	—	(7,965)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,009,375	(8,264) ††	(84)	—	—	—	(8,348)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,100,919	(8,543) ††	(86)	—	—	—	(8,629)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,348,286	(8,595) ††	(112)	—	—	—	(8,707)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,445,706	(9,216) ††	(120)	—	—	—	(9,336)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,399,506	(10,996) ††	(109)	—	—	—	(11,105)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,788,088	(11,398) ††	(149)	—	—	—	(11,547)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,396,935	(11,574) ††	(109)	—	—	—	(11,683)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,452,082	(11,888) ††	(121)	—	—	—	(12,009)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	10,514,088	(12,520) ††	175	—	—	—	(12,345)
Columbia Alternative Beta Fund | Quarterly Report 2018	17

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,517,277	(12,422) ††	(126)	—	—	—	(12,548)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,523,934	(12,476) ††	(127)	—	—	—	(12,603)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,506,402	(12,556) ††	(126)	—	—	—	(12,682)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,747,181	(14,304) ††	(146)	—	—	—	(14,450)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,474,004	(15,770) ††	(206)	—	—	—	(15,976)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,804,634	(17,456) ††	(150)	—	—	—	(17,606)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,835,744	(18,076) ††	(236)	—	—	—	(18,312)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,233,360	(18,216) ††	(103)	—	—	—	(18,319)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,615,804	(18,697) ††	134	—	—	—	(18,563)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,352,072	(19,256) ††	(196)	—	—	—	(19,452)
18	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,320,169	(19,498) ††	(110)	—	—	—	(19,608)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	3,505,335	(22,344) ††	(292)	—	—	—	(22,636)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	3,304,674	(27,548) ††	(258)	—	—	—	(27,806)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	3,336,859	(30,128) ††	(278)	—	—	—	(30,406)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	4,114,800	(34,692) ††	(343)	—	—	—	(35,035)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,435,521	(35,972) ††	(203)	—	—	—	(36,175)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	6,618,234	(36,026) ††	(552)	—	—	—	(36,578)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	4,953,101	(40,551) ††	(413)	—	—	—	(40,964)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	5,011,238	(45,245) ††	(418)	—	—	—	(45,663)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	3,101,972	(45,815) ††	(259)	—	—	—	(46,074)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,005,558	(52,043) ††	(218)	—	—	—	(52,261)
Columbia Alternative Beta Fund | Quarterly Report 2018	19

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,037,504	(53,697) ††	(225)	—	—	—	(53,922)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	11,084,120	(60,336) ††	(924)	—	—	—	(61,260)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	1,013,054	(63,349) ††	(152)	—	—	—	(63,501)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,299,398	(67,251) ††	(282)	—	—	—	(67,533)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,304,290	(67,504) ††	(283)	—	—	—	(67,787)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,413,652	(73,165) ††	(306)	—	—	—	(73,471)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,445,022	(74,788) ††	(313)	—	—	—	(75,101)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,452,217	(75,160) ††	(315)	—	—	—	(75,475)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	8,611,572	(77,752) ††	(718)	—	—	—	(78,470)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	6,221,986	(91,896) ††	(519)	—	—	—	(92,415)
20	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	13,762,636	(93,174) ††	(1,073)	—	—	—	(94,247)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	10,876,995	(98,207) ††	(906)	—	—	—	(99,113)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,934,563	(100,125) ††	(419)	—	—	—	(100,544)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	1,783,852	(111,549) ††	(268)	—	—	—	(111,817)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	2,219,696	(138,804) ††	(333)	—	—	—	(139,137)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	26,654,332	(145,092) ††	(2,221)	—	—	—	(147,313)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	17,241,701	(175,924) ††	(1,437)	—	—	—	(177,361)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	4,190,024	(210,314) ††	(849)	—	—	—	(211,163)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	4,326,721	(223,933) ††	(937)	—	—	—	(224,870)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	15,759,463	(232,762) ††	(1,313)	—	—	—	(234,075)
Columbia Alternative Beta Fund | Quarterly Report 2018	21

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	5,211,163	(277,394) ††	(1,129)	—	—	—	(278,523)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	36,170,736	(296,129) ††	(3,014)	—	—	—	(299,143)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	47,851,244	(305,015) ††	(3,988)	—	—	—	(309,003)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	5,985,315	(374,279) ††	(898)	—	—	—	(375,177)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	64,581,401	(411,657) ††	(5,382)	—	—	—	(417,039)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	13,108,828	(819,733) ††	(1,966)	—	—	—	(821,699)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	92,127,200	(831,802) ††	(7,677)	—	—	—	(839,479)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	21,163,632	(1,095,341) ††	(4,585)	—	—	—	(1,099,926)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	28,094,904	(1,454,075) ††	(6,087)	—	—	—	(1,460,162)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	40,491,704	(2,095,681) ††	(8,773)	—	—	—	(2,104,454)
22	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	385,531,310	(3,480,899) ††	(32,128)	—	—	—	(3,513,027)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	58,482,734	(3,657,092) ††	(8,772)	—	—	—	(3,665,864)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	185,481,422	552,403 ††	23,958	—	—	576,361	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.100%	Monthly	JP Morgan	11/30/2018	USD	118,041,682	351,553 ††	10,165	—	—	361,718	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	17,731,432	52,808 ††	2,290	—	—	55,098	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	14,419,646	42,945 ††	1,863	—	—	44,808	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	11,488,489	34,216 ††	1,484	—	—	35,700	—
Columbia Alternative Beta Fund | Quarterly Report 2018	23

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	12,040,834	25,008 ††	1,555	—	—	26,563	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	5,943,564	17,701 ††	768	—	—	18,469	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	4,333,399	12,905 ††	560	—	—	13,465	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	8,799,978	10,351 ††	1,063	—	—	11,414	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	1,541,525	4,591 ††	199	—	—	4,790	—
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	343,929	(7,202) ††	—	—	—	—	(7,202)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	2,705,766	(60,603) ††	—	—	—	—	(60,603)
24	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	3,493,037	(67,413) ††	—	—	—	—	(67,413)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	3,391,155	(71,011) ††	—	—	—	—	(71,011)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	22,730,941	(86,262) ††	2,273	—	—	—	(83,989)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	8,602,998	(180,148) ††	—	—	—	—	(180,148)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	114,753,978	(2,402,963) ††	—	—	—	—	(2,402,963)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	351,869,834	2,517,852 ††	45,450	—	—	2,563,302	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	133,619,871	956,136 ††	17,259	—	—	973,395	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	18,113,214	137,596 ††	2,340	—	—	139,936	—
Columbia Alternative Beta Fund | Quarterly Report 2018	25

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	17,507,427	125,277 ††	2,261	—	—	127,538	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	16,131,363	99,015 ††	1,949	—	—	100,964	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	10,779,689	77,136 ††	1,392	—	—	78,528	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	9,933,190	71,078 ††	1,283	—	—	72,361	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	8,271,769	59,190 ††	1,068	—	—	60,258	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	7,574,942	54,204 ††	978	—	—	55,182	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	5,506,648	39,404 ††	688	—	—	40,092	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	4,513,411	32,296 ††	—	—	—	32,296	—
26	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	4,161,710	29,779 ††	538	—	—	30,317	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	3,182,443	22,773 ††	411	—	—	23,184	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	2,463,664	17,629 ††	318	—	—	17,947	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	2,311,527	16,540 ††	299	—	—	16,839	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	385,978	2,762 ††	50	—	—	2,812	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	289,132	2,069 ††	37	—	—	2,106	—
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	131,125	938 ††	17	—	—	955	—
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	761,953	(10,027) ††	131	—	—	—	(9,896)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	1,492,373	(12,926) ††	257	—	—	—	(12,669)
Columbia Alternative Beta Fund | Quarterly Report 2018	27

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	988,031	(13,002) ††	170	—	—	—	(12,832)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	2,609,356	(30,608) ††	420	—	—	—	(30,188)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	3,318,111	(43,664) ††	571	—	—	—	(43,093)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	3,935,783	(51,793) ††	678	—	—	—	(51,115)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	5,759,263	(75,789) ††	992	—	—	—	(74,797)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	6,288,235	(82,749) ††	1,083	—	—	—	(81,666)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	10,132,958	(133,344) ††	1,745	—	—	—	(131,599)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	43,579,820	(573,484) ††	7,505	—	—	—	(565,979)
Total							(6,129,958)	(519,963)	11,210	—	21,462,022	(28,123,153)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Alternative Beta Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
28	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	743,722,362	178,090,063	(147,338,857)	774,473,568	(6,163)	(67,432)	3,758,983	774,396,120
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Alternative Beta Fund | Quarterly Report 2018	29

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Money Market Funds	—	—	—	774,396,120	774,396,120
Total Investments in Securities	—	—	—	774,396,120	774,396,120
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,646,237	—	—	1,646,237
Swap Contracts	—	—	21,462,022	—	21,462,022
Liability
Forward Foreign Currency Exchange Contracts	—	(3,408,814)	—	—	(3,408,814)
Swap Contracts	—	—	(28,123,153)	—	(28,123,153)
Total	—	(1,762,577)	(6,661,131)	774,396,120	765,972,412
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss)(a) ($)	Change in unrealized appreciation (depreciation)(b) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2018 ($)
Total Return Swap Contracts	(35,372,950)	—	—	28,711,819	—	—	—	—	(6,661,131)
(a) The realized gain (loss) earned during the period was $(64,256,769).
(b) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2018 was $(6,661,131).
30	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Columbia Alternative Beta Fund | Quarterly Report 2018	31

Consolidated Portfolio of Investments
Columbia Diversified Absolute Return Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Money Market Funds 100.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(a),(b)	73,875,428	73,868,040
Total Money Market Funds (Cost $73,871,153)		73,868,040
Total Investments in Securities (Cost: $73,871,153)		73,868,040
Other Assets & Liabilities, Net		(30,448)
Net Assets		73,837,592
At August 31, 2018, securities and/or cash totaling $24,609,452 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
407,911,000 JPY	3,684,023 USD	Citi	09/04/2018	12,787	—
2,447,684 USD	272,579,000 JPY	Citi	09/04/2018	5,551	—
1,219,948 USD	135,332,000 JPY	Citi	09/04/2018	—	(1,948)
5,040,000 AUD	3,678,770 USD	Credit Suisse	09/04/2018	55,514	—
2,884,000 GBP	3,683,223 USD	Credit Suisse	09/04/2018	—	(55,740)
3,683,091 USD	5,040,000 AUD	Credit Suisse	09/04/2018	—	(59,835)
3,689,317 USD	2,884,000 GBP	Credit Suisse	09/04/2018	49,646	—
500,000 EUR	584,838 USD	HSBC	09/04/2018	4,463	—
400,000 GBP	519,361 USD	HSBC	09/04/2018	781	—
83,368,000 JPY	752,880 USD	HSBC	09/04/2018	2,561	—
3,632,000 MXN	190,034 USD	HSBC	09/04/2018	—	(71)
52,335,000 NOK	6,258,394 USD	HSBC	09/04/2018	17,747	—
3,457,000 SEK	377,686 USD	HSBC	09/04/2018	—	(329)
581,172 USD	500,000 EUR	HSBC	09/04/2018	—	(797)
515,758 USD	400,000 GBP	HSBC	09/04/2018	2,822	—
747,926 USD	83,368,000 JPY	HSBC	09/04/2018	2,394	—
189,508 USD	3,632,000 MXN	HSBC	09/04/2018	597	—
82,830 USD	700,000 NOK	HSBC	09/04/2018	641	—
6,194,125 USD	51,635,000 NOK	HSBC	09/04/2018	—	(36,949)
276,040 USD	2,526,000 SEK	HSBC	09/04/2018	172	—
102,503 USD	931,000 SEK	HSBC	09/04/2018	—	(701)
899,000 AUD	655,353 USD	Morgan Stanley	09/04/2018	9,062	—
724,000 CAD	551,789 USD	Morgan Stanley	09/04/2018	—	(3,000)
1,635,000 CHF	1,680,519 USD	Morgan Stanley	09/04/2018	—	(6,352)
59,000 EUR	67,526 USD	Morgan Stanley	09/04/2018	—	(959)
76,000 GBP	98,743 USD	Morgan Stanley	09/04/2018	213	—
2,103,340,000 IDR	143,112 USD	Morgan Stanley	09/04/2018	319	—
379,000 NOK	45,419 USD	Morgan Stanley	09/04/2018	225	—
5,533,000 NZD	3,705,831 USD	Morgan Stanley	09/04/2018	45,198	—
3,457,000 SEK	380,281 USD	Morgan Stanley	09/04/2018	2,266	—
7,313,000 TRY	1,050,886 USD	Morgan Stanley	09/04/2018	—	(62,848)
655,126 USD	899,000 AUD	Morgan Stanley	09/04/2018	—	(8,835)
559,186 USD	724,000 CAD	Morgan Stanley	09/04/2018	—	(4,396)
1,647,597 USD	1,635,000 CHF	Morgan Stanley	09/04/2018	39,274	—
69,030 USD	59,000 EUR	Morgan Stanley	09/04/2018	—	(546)
97,236 USD	76,000 GBP	Morgan Stanley	09/04/2018	1,294	—
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
142,848 USD	2,103,340,000 IDR	Morgan Stanley	09/04/2018	—	(55)
45,423 USD	379,000 NOK	Morgan Stanley	09/04/2018	—	(229)
2,457,486 USD	3,729,000 NZD	Morgan Stanley	09/04/2018	9,621	—
1,206,010 USD	1,804,000 NZD	Morgan Stanley	09/04/2018	—	(12,483)
377,734 USD	3,457,000 SEK	Morgan Stanley	09/04/2018	281	—
1,136,162 USD	7,313,000 TRY	Morgan Stanley	09/04/2018	—	(22,428)
179,393 USD	2,560,000 ZAR	Morgan Stanley	09/04/2018	—	(5,184)
2,560,000 ZAR	177,454 USD	Morgan Stanley	09/04/2018	3,246	—
6,101,000 CHF	6,151,566 USD	UBS	09/04/2018	—	(142,992)
1,016,000 EUR	1,183,027 USD	UBS	09/04/2018	3,705	—
2,150,000 EUR	2,460,417 USD	UBS	09/04/2018	—	(35,195)
6,278,128 USD	6,101,000 CHF	UBS	09/04/2018	16,430	—
2,289 USD	2,000 EUR	UBS	09/04/2018	32	—
3,697,577 USD	3,164,000 EUR	UBS	09/04/2018	—	(24,964)
Total				286,842	(486,836)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	45,439,416	40,850,031	(12,414,019)	73,875,428	(643)	(4,114)	239,410	73,868,040
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
2	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Money Market Funds	—	—	—	73,868,040	73,868,040
Total Investments in Securities	—	—	—	73,868,040	73,868,040
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	286,842	—	—	286,842
Liability
Forward Foreign Currency Exchange Contracts	—	(486,836)	—	—	(486,836)
Total	—	(199,994)	—	73,868,040	73,668,046
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
4	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 22, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2018